UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
 REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act-file Number 811-04471

Value Line Core Bond Fund.
(Exact name of registrant as specified in charter)

7 Times Square, 21st Floor, New York, NY 10036

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-907-1900

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

Item 1: Schedule of Investments
A copy of the Schedule of Investments for the period ended 3/31/2015 is included with this Form.

Value Line Core Bond Fund

Schedule of Investments (unaudited)

Principal
Amount		Value
ASSET-BACKED SECURITIES (3.6%)
$140,000	Americredit Automobile Receivables Trust, Series 2014-4, Class A3, 1.27%, 7/8/19	$140,159
270,000	Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A, 1.92%, 9/20/19 (1)	269,972
194,000	Capital Auto Receivables Asset Trust, Series 2014-2, Class A3, 1.26%, 5/21/18	194,727
275,000	Capital Auto Receivables Asset Trust, Series 2014-2, Class A4, 1.62%, 10/22/18	276,908
150,000	Chrysler Capital Auto Receivables Trust, Series 2014-BA, Class A3, 1.27%, 5/15/19 (1)	150,525
500,000	Ford Credit Auto Lease Trust, Series 2014-A, Class A4, 0.90%, 6/15/17	499,776
350,000	Ford Credit Auto Lease Trust, Series 2014-B, Class A4, 1.10%, 11/15/17	350,280
350,000	Ford Credit Auto Owner Trust, Series 2013-D, Class A3, 0.67%, 4/15/18	349,768
245,000	Ford Credit Floorplan Master Owner Trust A, Series 2013-1, Class A1, 0.85%, 1/15/18	245,332
300,000	Synchrony Credit Card Master Note Trust, Series 2012-2, Class A, 2.22%, 1/15/22	302,732
110,000	Synchrony Credit Card Master Note Trust, Series 2012-7, Class A, 1.76%, 9/15/22	108,780

	TOTAL ASSET-BACKED SECURITIES (Cost $2,890,815) (3.6%)	2,888,959
COMMERCIAL MORTGAGE-BACKED SECURITIES (5.5%)
150,000	Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A4, 5.69%, 6/11/50 (2)	162,108
350,000	Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A4, 5.43%, 10/15/49	368,046
400,000	Commercial Mortgage Trust, Series 2007- GG9, Class A4, 5.44%, 3/10/39	422,079
200,000	FREMF Mortgage Trust, Series 2012- K711, Class B, 3.56%, 8/25/45 (1)(2)	208,677
191,216	FREMF Mortgage Trust, Series 2013- KF02, Class B, 2.83%, 12/25/45 (1)(2)	197,649
200,000	FREMF Mortgage Trust, Series 2013- K713, Class B, 3.17%, 4/25/46 (1)(2)	203,864
319,196	GNMA, Series 2013-12, Class AB, 1.83%, 11/16/52	311,713
600,000	GNMA, Series 2013-12, Class B, 2.34%, 11/16/52 (2)	585,464
424,583	GNMA, Series 2012-125, Class AB, 2.11%, 2/16/53 (2)	414,204
100,000	GS Mortgage Securities Trust, Series 2012-GCJ7, Class A4, 3.38%, 5/10/45	106,049

Principal Amount		Value
$265,689	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB20, Class A1A, 5.75%, 2/12/51 (2)	$289,337
150,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class A2, 3.00%, 10/15/46	156,653
400,000	Morgan Stanley Capital I Trust, Series 2012-C4, Class A4, 3.24%, 3/15/45	420,430
179,580	Sequoia Mortgage Trust, Series 2004-8, Class A1, 0.88%, 9/20/34 (2)	171,273
183,482	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 4A2, 2.40%, 6/25/34 (2)	175,801
256,485	Thornburg Mortgage Securities Trust, Series 2005-1, Class A3, 2.23%, 4/25/45 (2)	257,730

	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $4,537,445) (5.5%)	4,451,077
CORPORATE BONDS & NOTES (40.8%)
	BASIC MATERIALS (1.7%)
200,000	ArcelorMittal, Senior Unsecured Notes, 5.25%, 2/25/17	208,000
150,000	Celanese U.S. Holdings LLC, Guaranteed Notes, 4.63%, 11/15/22	151,125
200,000	Glencore Funding LLC, Guaranteed Notes, 4.13%, 5/30/23 (1)	203,679
200,000	LYB International Finance B.V., Guaranteed Notes, 4.00%, 7/15/23	211,854
300,000	Mosaic Co. (The), Senior Unsecured Notes, 5.45%, 11/15/33	346,874
250,000	Steel Dynamics, Inc., Guaranteed Notes, 6.13%, 8/15/19	266,250
		1,387,782
	COMMUNICATIONS (3.6%)
150,000	Baidu, Inc., Senior Unsecured Notes, 2.75%, 6/9/19	151,553
150,000	CBS Corp., Guaranteed Notes, 3.70%, 8/15/24	154,458
150,000	Comcast Corp., Guaranteed Notes, 6.45%, 3/15/37	203,117
100,000	Cox Communications, Inc., Senior Unsecured Notes, 4.80%, 2/1/35 (1)	105,176
250,000	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Guaranteed Notes, 3.80%, 3/15/22	259,122
250,000	Expedia, Inc., Guaranteed Notes, 4.50%, 8/15/24	252,669
250,000	Netflix, Inc., Senior Unsecured Notes, 5.75%, 3/1/24	254,687
250,000	T-Mobile USA, Inc., Guaranteed Notes, 6.63%, 11/15/20	261,250
250,000	Telefonica Emisiones SAU, Guaranteed Notes, 5.88%, 7/15/19	289,140
300,000	Tencent Holdings, Ltd., Senior Unsecured Notes, 3.38%, 5/2/19 (1)	310,838

1

March 31, 2015

Principal Amount		Value
$309,000	Verizon Communications, Inc., Senior Unsecured Notes, 2.50%, 9/15/16	$315,576
150,000	Verizon Communications, Inc., Senior Unsecured Notes, 6.55%, 9/15/43	195,324
150,000	Viacom, Inc., Senior Unsecured Notes, 3.88%, 4/1/24	154,329
		2,907,239
	CONSUMER, CYCLICAL (4.1%)
300,000	CVS Health Corp., Senior Unsecured Notes, 6.60%, 3/15/19	352,170
150,000	D.R. Horton, Inc., Guaranteed Notes, 4.00%, 2/15/20	152,100
250,000	Ford Motor Co., Senior Unsecured Notes, 7.45%, 7/16/31	345,147
300,000	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 1.72%, 12/6/17	299,336
250,000	General Motors Financial Co., Inc., Guaranteed Notes, 2.75%, 5/15/16	252,790
275,000	Kia Motors Corp., Senior Unsecured Notes, 3.63%, 6/14/16 (1)	282,273
200,000	L Brands, Inc., Guaranteed Notes, 6.63%, 4/1/21	229,102
250,000	Macy’s Retail Holdings, Inc., Guaranteed Notes, 4.38%, 9/1/23	275,284
100,000	Nissan Motor Acceptance Corp., Senior Unsecured Notes, 2.35%, 3/4/19 (1)	101,818
100,000	Nordstrom, Inc., Senior Unsecured Notes, 5.00%, 1/15/44	115,376
150,000	Royal Caribbean Cruises, Ltd., Senior Unsecured Notes, 5.25%, 11/15/22	159,375
200,000	Ryland Group, Inc. (The), Guaranteed Notes, 6.63%, 5/1/20	216,000
300,000	Starwood Hotels & Resorts Worldwide, Inc., Senior Unsecured Notes, 3.13%, 2/15/23	297,426
250,000	Wyndham Worldwide Corp., Senior Unsecured Notes, 3.90%, 3/1/23	254,825
		3,333,022
	CONSUMER, NON-CYCLICAL (5.9%)
125,000	Actavis Funding SCS, Guaranteed Notes, 2.35%, 3/12/18	126,691
200,000	Actavis Funding SCS, Guaranteed Notes, 2.45%, 6/15/19	200,823
200,000	AmerisourceBergen Corp., Senior Unsecured Notes, 3.25%, 3/1/25	202,665
350,000	Celgene Corp., Senior Unsecured Notes, 4.00%, 8/15/23	377,596
200,000	Cigna Corp., Senior Unsecured Notes, 2.75%, 11/15/16	206,104
200,000	Constellation Brands, Inc., Guaranteed Notes, 4.25%, 5/1/23	205,750
300,000	Edwards Lifesciences Corp., Senior Unsecured Notes, 2.88%, 10/15/18	309,166
250,000	Express Scripts Holding Co., Guaranteed Notes, 4.75%, 11/15/21	281,277
250,000	Gilead Sciences, Inc., Senior Unsecured Notes, 3.05%, 12/1/16	258,775
250,000	HJ Heinz Co., Secured Notes, 4.25%, 10/15/20	256,500

Principal Amount		Value

$200,000	JM Smucker Co. (The), Guaranteed Notes, 4.38%, 3/15/45 (1)	$208,432
150,000	Kroger Co. (The), Senior Unsecured Notes, 2.95%, 11/1/21	152,919
350,000	Kroger Co. (The), Senior Unsecured Notes, 5.15%, 8/1/43	413,338
150,000	LifePoint Hospitals, Inc., Guaranteed Notes, 5.50%, 12/1/21	157,125
350,000	Mylan, Inc., Guaranteed Notes, 1.35%, 11/29/16	349,552
150,000	Mylan, Inc., Guaranteed Notes, 5.40%, 11/29/43	173,178
150,000	NYU Hospitals Center, Unsecured Notes, 4.78%, 7/1/44	167,141
200,000	Quest Diagnostics, Inc., Senior Unsecured Notes, 3.50%, 3/30/25	200,006
250,000	Service Corp. International, Senior Unsecured Notes, 7.00%, 6/15/17	272,500
244,000	Wm Wrigley Jr Co., Senior Unsecured Notes, 2.00%, 10/20/17 (1)	246,643
		4,766,181
	ENERGY (2.0%)
300,000	Anadarko Petroleum Corp., Senior Unsecured Notes, 6.38%, 9/15/17	333,789
250,000	DCP Midstream Operating L.P., Guaranteed Notes, 2.50%, 12/1/17	235,745
200,000	Enterprise Products Operating LLC, Guaranteed Notes, 4.85%, 8/15/42	213,815
200,000	Kinder Morgan Energy Partners L.P., Guaranteed Notes, 2.65%, 2/1/19	200,309
150,000	Phillips 66, Guaranteed Notes, 4.30%, 4/1/22	163,548
250,000	Spectra Energy Partners L.P., Senior Unsecured Notes, 4.75%, 3/15/24	274,543
150,000	Valero Energy Corp., Guaranteed Notes, 6.63%, 6/15/37	185,146
		1,606,895
	FINANCIAL (19.5%)
150,000	Aflac, Inc., Senior Unsecured Notes, 3.25%, 3/17/25	151,793
250,000	Aircastle Ltd., Senior Unsecured Notes, 4.63%, 12/15/18	260,000
200,000	Ally Financial, Inc., Guaranteed Notes, 4.75%, 9/10/18	205,750
250,000	American Express Co., Senior Unsecured Notes, 0.85%, 5/22/18 (2)	250,150
350,000	American International Group, Inc., Senior Unsecured Notes, 3.38%, 8/15/20	369,304
300,000	Australia & New Zealand Banking Group Ltd., Subordinated Notes, 4.50%, 3/19/24 (1)	313,505
250,000	Bancolombia S.A., Senior Unsecured Notes, 5.95%, 6/3/21 (3)	276,175
200,000	Bank of America Corp. MTN, Subordinated Notes, 4.20%, 8/26/24	206,913
250,000	Bank of America Corp., Series L, Senior Unsecured Notes, 1.35%, 11/21/16	250,005

2

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
$300,000	Bank of China Hong Kong Ltd., Senior Unsecured Notes, 3.75%, 11/8/16 (1)	$310,543
500,000	BlackRock, Inc., Series 2, Senior Unsecured Notes, 5.00%, 12/10/19	569,008
250,000	BPCE S.A., Guaranteed Notes, 2.50%, 12/10/18	255,984
100,000	CIT Group, Inc., Senior Unsecured Notes, 5.00%, 8/15/22	102,625
250,000	Citigroup, Inc., Subordinated Notes, 5.30%, 5/6/44	281,008
350,000	CNA Financial Corp., Senior Unsecured Notes, 3.95%, 5/15/24	362,740
500,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, Guaranteed Notes, 3.95%, 11/9/22	517,601
250,000	Credit Agricole S.A., Senior Unsecured Notes, 2.13%, 4/17/18 (1)	252,918
300,000	Deutsche Bank AG, Senior Unsecured Notes, 1.88%, 2/13/18	300,423
200,000	Digital Realty Trust L.P., Guaranteed Notes, 5.25%, 3/15/21	222,592
250,000	Discover Financial Services, Senior Unsecured Notes, 3.95%, 11/6/24	257,102
350,000	EPR Properties, Guaranteed Notes, 5.25%, 7/15/23	377,799
250,000	Essex Portfolio L.P., Guaranteed Notes, 3.38%, 1/15/23	252,749
300,000	First Horizon National Corp., Senior Unsecured Notes, 5.38%, 12/15/15	307,742
250,000	General Electric Capital Corp. MTN, Senior Unsecured Notes, 1.01%, 8/11/15 (2)	250,603
272,000	Goldman Sachs Group, Inc. (The), Senior Unsecured Notes, 5.75%, 10/1/16	290,220
200,000	Goldman Sachs Group, Inc. (The), Subordinated Notes, 6.75%, 10/1/37	262,611
350,000	Hartford Financial Services Group, Inc. (The), Senior Unsecured Notes, 4.00%, 10/15/17	372,700
350,000	Hospitality Properties Trust, Senior Unsecured Notes, 4.65%, 3/15/24	362,732
350,000	Host Hotels & Resorts L.P., Senior Unsecured Notes, 5.25%, 3/15/22	389,366
200,000	HSBC Holdings PLC, Senior Unsecured Notes, 4.00%, 3/30/22	215,137
200,000	International Lease Finance Corp., Senior Secured Notes, 7.13%, 9/1/18 (1)	224,500
150,000	JPMorgan Chase & Co., Senior Unsecured Notes, 3.63%, 5/13/24	155,969
300,000	JPMorgan Chase Bank NA, Subordinated Notes, 6.00%, 10/1/17	332,053
250,000	Korea Development Bank (The), Senior Unsecured Notes, 4.00%, 9/9/16	260,212
160,000	Macquarie Bank Ltd., Senior Unsecured Notes, 5.00%, 2/22/17 (1)	170,392
250,000	Macquarie Bank Ltd., Senior Unsecured Notes, 2.60%, 6/24/19 (1)	253,539

Principal Amount		Value
$150,000	Mizuho Bank, Ltd., Guaranteed Notes, 3.20%, 3/26/25 (1)	$149,818
400,000	Morgan Stanley, Senior Unsecured Notes, 4.75%, 3/22/17	425,837
300,000	Nomura Holdings, Inc. GMTN, Senior Unsecured Notes, 2.75%, 3/19/19	306,994
500,000	PNC Funding Corp., Guaranteed Notes, 5.13%, 2/8/20	571,352
350,000	ProLogis L.P., Guaranteed Notes, 2.75%, 2/15/19	356,991
250,000	Regions Financial Corp., Senior Unsecured Notes, 2.00%, 5/15/18	249,768
250,000	Royal Bank of Scotland Group PLC, Senior Unsecured Notes, 1.88%, 3/31/17	249,641
500,000	Santander Holdings USA, Inc., Senior Unsecured Notes, 3.00%, 9/24/15	503,897
250,000	Societe Generale S.A., Senior Unsecured Notes, 5.20%, 4/15/21	286,005
300,000	Standard Chartered PLC, Senior Unsecured Notes, 1.50%, 9/8/17 (1)	299,533
350,000	Stifel Financial Corp., Senior Unsecured Notes, 4.25%, 7/18/24	357,278
150,000	Synchrony Financial, Senior Unsecured Notes, 3.00%, 8/15/19	153,256
200,000	Synchrony Financial, Senior Unsecured Notes, 3.75%, 8/15/21	207,401
150,000	UBS AG MTN, Senior Unsecured Notes, 2.35%, 3/26/20	150,267
200,000	US Bancorp MTN, Subordinated Notes, 3.60%, 9/11/24	208,652
350,000	Wells Fargo & Co., Senior Unsecured Notes, 5.63%, 12/11/17	388,870
300,000	Weyerhaeuser Co., Senior Unsecured Notes, 7.38%, 10/1/19	359,113
250,000	XLIT Ltd., Guaranteed Notes, 5.75%, 10/1/21	294,085
		15,713,221
	INDUSTRIAL (2.1%)
200,000	Briggs & Stratton Corp., Guaranteed Notes, 6.88%, 12/15/20	219,074
250,000	Burlington Northern Santa Fe LLC, Senior Unsecured Notes, 3.05%, 3/15/22	256,884
100,000	Burlington Northern Santa Fe LLC, Senior Unsecured Notes, 4.15%, 4/1/45	104,024
150,000	FedEx Corp., Guaranteed Notes, 4.10%, 2/1/45	149,774
200,000	Lafarge S.A., Senior Unsecured Notes, 6.20%, 7/9/15 (1)	201,750
250,000	Masco Corp., Senior Unsecured Notes, 7.13%, 3/15/20	293,125
8,000	Owens Corning, Inc., Guaranteed Notes, 6.50%, 12/1/16	8,601
250,000	Packaging Corp. of America, Senior Unsecured Notes, 3.65%, 9/15/24	251,379

3

March 31, 2015

Principal
Amount		Value
$200,000	Textron, Inc., Senior Unsecured Notes, 3.88%, 3/1/25	$206,610
		1,691,221
	TECHNOLOGY (0.7%)
150,000	Cadence Design Systems, Inc., Senior Unsecured Notes, 4.38%, 10/15/24	155,869
150,000	Micron Technology, Inc., Senior Unsecured Notes, 5.25%, 8/1/23 (1)	152,625
250,000	Seagate HDD Cayman, Guaranteed Notes, 4.75%, 1/1/25 (1)	258,873
		567,367
	UTILITIES (1.2%)
200,000	Consumers Energy Co., 3.13%, 8/31/24	206,689
300,000	Exelon Generation Co. LLC, Senior Unsecured Notes, 5.20%, 10/1/19	336,366
380,000	Florida Power & Light Co., 4.95%, 6/1/35	453,762
		996,817

	TOTAL CORPORATE BONDS & NOTES (Cost $32,031,924) (40.8%)	32,969,745
FOREIGN GOVERNMENT OBLIGATIONS (0.9%)
100,000	Colombia Government International Bond, Senior Unsecured Notes, 5.00%, 6/15/45	102,750
300,000	Mexico Government International Bond, Senior Unsecured Notes, 5.13%, 1/15/20 (3)	336,300
250,000	Poland Government International Bond, Senior Unsecured Notes, 4.00%, 1/22/24	274,500

	TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $675,101) (0.9%)	713,550
LONG-TERM MUNICIPAL SECURITIES (2.5%)
	CALIFORNIA (0.9%)
200,000	State of California, Build America Bond, General Obligation Unlimited, 5.70%, 11/1/21	236,512
125,000	Los Angeles Unified School District, General Obligation Unlimited, Qualified School Construction Bonds, Series J-1, 5.98%, 5/1/27	158,503
85,000	University of California, Taxable General Revenue Bonds, Series AG, 4.06%, 5/15/33	90,468
200,000	California Educational Facilities Authority, Revenue Bonds, Loyola Marymount University, Series A, 2.96%, 10/1/21	209,702
		695,185

Principal
Amount		Value
	NEW YORK (0.4%)
300,000	City of New York, General Obligation Unlimited, Subser. D2, 2.60%, 8/1/20	305,244

	TEXAS (1.0%)
500,000	Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Baylor Health Care System Project, Series C, 4.45%, 11/15/43	499,975
250,000	Dallas Independent School District Qualified School Construction Notes, General Obligation Limited, 5.05%, 8/15/33	280,320
		780,295
	VIRGINIA (0.1%)
100,000	City of Norfolk, Taxable Build America Bonds, General Obligation Unlimited, Series B, 5.91%, 3/1/29	127,793

	WASHINGTON (0.1%)
75,000	City of Seattle Washington, Municipal Light & Power Revenue, Refunding Revenue Bonds, Taxable Clean Renewable Energy Bonds, Series. C, 3.50%, 6/1/30	77,047
	TOTAL LONG-TERM MUNICIPAL SECURITIES (Cost $1,909,722) (2.5%)	1,985,564
SHORT-TERM MUNICIPAL SECURITIES (0.3%)
	ILLINOIS (0.3%)
250,000	Illinois State, General Obligation Unlimited, 4.96%, 3/1/16	$259,570
	TOTAL SHORT-TERM MUNICIPAL SECURITIES (Cost $258,875) (0.3%)	259,570
U.S. GOVERNMENT AGENCY OBLIGATIONS (25.4%)
69,562	FHLMC Gold PC Pool #A29526, 5.00%, 1/1/35	77,086
57,020	FHLMC Gold PC Pool #A29633, 5.00%, 1/1/35	63,300
42,081	FHLMC Gold PC Pool #A56491, 5.00%, 1/1/37	46,608
662,352	FHLMC Gold PC Pool #A95803, 4.00%, 12/1/40	713,235
160,200	FHLMC Gold PC Pool #A97264, 4.00%, 2/1/41	171,673
16,282	FHLMC Gold PC Pool #B12822, 5.00%, 3/1/19	17,119
6,866	FHLMC Gold PC Pool #B17398, 4.50%, 12/1/19	7,247
37,306	FHLMC Gold PC Pool #B18034, 4.50%, 4/1/20	39,148
95,340	FHLMC Gold PC Pool #C09004, 3.50%, 7/1/42	100,121
20,255	FHLMC Gold PC Pool #C91413, 3.50%, 12/1/31	21,370
452,775	FHLMC Gold PC Pool #C91749, 4.00%, 1/1/34	488,792
1,226	FHLMC Gold PC Pool #E92226, 5.00%, 11/1/17	1,288

4

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
$1,509	FHLMC Gold PC Pool #E92829, 5.00%, 12/1/17	$1,585
18,385	FHLMC Gold PC Pool #E93499, 5.00%, 12/1/17	19,314
2,482	FHLMC Gold PC Pool #E98960, 5.00%, 9/1/18	2,608
237,442	FHLMC Gold PC Pool #G06224, 3.50%, 1/1/41	249,218
34,753	FHLMC Gold PC Pool #G08184, 5.00%, 1/1/37	38,536
4,253	FHLMC Gold PC Pool #G11986, 5.00%, 4/1/21	4,569
6,217	FHLMC Gold PC Pool #G12319, 5.00%, 6/1/21	6,681
35,038	FHLMC Gold PC Pool #G18044, 4.50%, 3/1/20	36,989
6,635	FHLMC Gold PC Pool #J00118, 5.00%, 10/1/20	7,001
122,333	FHLMC Gold PC Pool #J00139, 5.00%, 10/1/20	128,741
33,305	FHLMC Gold PC Pool #J03233, 5.00%, 8/1/21	35,638
311,347	FHLMC Gold PC Pool #J11587, 4.00%, 1/1/25	337,743
31,799	FHLMC Gold PC Pool #Q01181, 4.50%, 6/1/41	34,755
122,036	FHLMC Gold PC Pool #Q06307, 3.50%, 2/1/42	128,149
270,442	FHLMC Gold PC Pool #Q08656, 4.00%, 6/1/42	289,531
195,175	FHLMC Gold PC Pool #Q08903, 3.50%, 6/1/42	204,984
451,636	FHLMC Gold PC Pool #Q11556, 3.00%, 10/1/42	461,818
433,107	FHLMC Gold PC Pool #Q14593, 3.00%, 1/1/43	442,985
35,348	FHLMC REMIC Trust Series 2643, Class ME, 3.50%, 3/15/18	35,590
500,000	FNMA, 1.10%, 7/11/17	500,052
500,000	FNMA, 1.63%, 11/27/18 (3)	507,941
13,932	FNMA Pool #254383, 7.50%, 6/1/32	16,469
39,058	FNMA Pool #254476, 5.50%, 9/1/32	44,234
26,976	FNMA Pool #254684, 5.00%, 3/1/18	28,347
84,509	FNMA Pool #255496, 5.00%, 11/1/34	94,360
6,613	FNMA Pool #255580, 5.50%, 2/1/35	7,477
4,434	FNMA Pool #258149, 5.50%, 9/1/34	5,011
26,014	FNMA Pool #412682, 6.00%, 3/1/28	29,953
1,555	FNMA Pool #511823, 5.50%, 5/1/16	1,635
183	FNMA Pool #568625, 7.50%, 1/1/31	188
29,566	FNMA Pool #571090, 7.50%, 1/1/31	30,057
904	FNMA Pool #573935, 7.50%, 3/1/31	927
10,140	FNMA Pool #622373, 5.50%, 12/1/16	10,659
14,818	FNMA Pool #623503, 6.00%, 2/1/17	15,228
106,810	FNMA Pool #626440, 7.50%, 2/1/32	123,811
8,116	FNMA Pool #631328, 5.50%, 2/1/17	8,531
899	FNMA Pool #638247, 5.50%, 5/1/17	945
656	FNMA Pool #643277, 5.50%, 4/1/17	690
7,856	FNMA Pool #685183, 5.00%, 3/1/18	8,255

Principal Amount		Value
$1,440	FNMA Pool #688539, 5.50%, 3/1/33	$1,630
15,928	FNMA Pool #703936, 5.00%, 5/1/18	16,738
33,212	FNMA Pool #726889, 5.50%, 7/1/33	37,606
80,751	FNMA Pool #735224, 5.50%, 2/1/35	91,478
23,913	FNMA Pool #763393, 5.50%, 2/1/34	26,908
4,103	FNMA Pool #769682, 5.00%, 3/1/34	4,569
68,365	FNMA Pool #769862, 5.50%, 2/1/34	77,361
1,067	FNMA Pool #778141, 5.00%, 5/1/34	1,191
841	FNMA Pool #789150, 5.00%, 10/1/34	936
10,743	FNMA Pool #797154, 5.50%, 11/1/34	12,235
31,741	FNMA Pool #801063, 5.50%, 11/1/34	35,854
23,397	FNMA Pool #803675, 5.50%, 12/1/34	26,445
28,345	FNMA Pool #804683, 5.50%, 12/1/34	31,896
11,142	FNMA Pool #910242, 5.00%, 3/1/37	12,374
162,360	FNMA Pool #919584, 6.00%, 6/1/37	185,272
54,701	FNMA Pool #975116, 5.00%, 5/1/38	60,754
23,086	FNMA Pool #AA2531, 4.50%, 3/1/39	25,151
78,187	FNMA Pool #AB2053, 3.50%, 1/1/26	83,051
366,290	FNMA Pool #AB2346, 4.50%, 2/1/41	401,347
262,525	FNMA Pool #AB5231, 2.50%, 5/1/27	270,297
346,334	FNMA Pool #AB5716, 3.00%, 7/1/27	363,688
543,380	FNMA Pool #AB8144, 5.00%, 4/1/37	604,868
394,124	FNMA Pool #AC8908, 4.50%, 1/1/40	431,165
31,409	FNMA Pool #AD1035, 4.50%, 2/1/40	34,359
140,340	FNMA Pool #AD8536, 5.00%, 8/1/40	156,211
195,657	FNMA Pool #AE1853, 4.00%, 8/1/40	209,710
187,753	FNMA Pool #AH3226, 5.00%, 2/1/41	209,104
167,545	FNMA Pool #AH8932, 4.50%, 4/1/41	183,495
44,769	FNMA Pool #AI0620, 4.50%, 5/1/41	49,058
269,800	FNMA Pool #AI4285, 5.00%, 6/1/41	300,837
240,931	FNMA Pool #AJ5888, 4.50%, 11/1/41	264,137
61,433	FNMA Pool #AJ9278, 3.50%, 12/1/41	64,622
176,327	FNMA Pool #AL3272, 5.00%, 2/1/25	195,839
7,321	FNMA Pool #AL5259, 3.50%, 5/1/29	7,769
379,951	FNMA Pool #AQ0287, 3.00%, 10/1/42	389,420
123,537	FNMA Pool #AR2174, 3.00%, 4/1/43	126,549
408,279	FNMA Pool #AR6394, 3.00%, 2/1/43	418,328
186,720	FNMA Pool #AS3155, 4.00%, 8/1/44	199,626
133,971	FNMA Pool #AS3157, 4.00%, 8/1/44	143,231
298,275	FNMA Pool #AU1847, 3.00%, 9/1/43	305,367
183,828	FNMA Pool #AU2135, 2.50%, 8/1/28	189,156
289,470	FNMA Pool #AU4279, 3.00%, 9/1/43	296,370
226,136	FNMA Pool #AV6345, 4.50%, 1/1/44	247,761
301,859	FNMA Pool #AW0353, 4.50%, 3/1/44	329,812
530,738	FNMA Pool #AW5055, 3.50%, 7/1/44	559,333
177,671	FNMA Pool #AW6645, 3.00%, 6/1/29	186,464
175,831	FNMA Pool #AW7362, 2.50%, 8/1/29	180,877
464,434	FNMA Pool #AX0416, 4.00%, 8/1/44	496,536
387,410	FNMA Pool #AX1138, 3.50%, 9/1/44	407,307
299,198	FNMA Pool #AX9013, 3.50%, 2/1/45	314,565
497,777	FNMA Pool #AY2728, 2.50%, 2/1/30	511,763
424,173	FNMA Pool #MA0641, 4.00%, 2/1/31	456,793
1,191,877	FNMA Pool #MA1107, 3.50%, 7/1/32	1,260,336
19,732	FNMA REMIC Trust Series 2003-38, Class TC, 5.00%, 3/25/23	20,321
163,064	FNMA REMIC Trust Series 2013-18, Class AE, 2.00%, 3/25/28	163,683

5

March 31, 2015

Principal Amount		Value
$366,476	GNMA, Series 2011-136, Class GB, 2.50%, 5/20/40	$374,285
1,669	GNMA I Pool #429786, 6.00%, 12/15/33	1,944
30,971	GNMA I Pool #548880, 6.00%, 12/15/31	35,300
27,490	GNMA I Pool #551762, 6.00%, 4/15/32	31,815
3,045	GNMA I Pool #557681, 6.00%, 8/15/31	3,471
12,475	GNMA I Pool #582415, 6.00%, 11/15/32	14,542
51,769	GNMA I Pool #583008, 5.50%, 6/15/34	59,068
45,411	GNMA I Pool #605025, 6.00%, 2/15/34	52,507
17,888	GNMA I Pool #605245, 5.50%, 6/15/34	20,295
13,008	GNMA I Pool #610944, 5.50%, 4/15/34	14,683
37,772	GNMA I Pool #622603, 6.00%, 11/15/33	43,678
4,624	GNMA I Pool #626480, 6.00%, 2/15/34	5,326
28,852	GNMA II Pool #3645, 4.50%, 12/20/19	30,158
774,307	GNMA II Pool #5260, 4.50%, 12/20/41	843,844
258,816	GNMA II Pool #5332, 4.00%, 3/20/42	277,747
219,723	GNMA II Pool #MA1520, 3.00%, 12/20/43	226,720
224,877	GNMA II Pool #MA1678, 4.00%, 2/20/44	239,932
663,650	GNMA II Pool #MA1922, 5.00%, 5/20/44	734,161
197,129	GNMA II Pool #MA2445, 3.50%, 12/20/44	207,788

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $20,143,449) (25.4%)	20,547,009

U.S. TREASURY OBLIGATIONS (17.9%)

	U.S. TREASURY NOTES & BONDS (17.9%)
350,000	U.S. Treasury Bonds, 7.88%, 2/15/21	475,481
588,840	U.S. Treasury Bonds, 2.00%, 1/15/26 (4)	697,821
400,000	U.S. Treasury Bonds, 5.25%, 11/15/28	545,906
550,000	U.S. Treasury Bonds, 4.38%, 2/15/38	736,656
300,000	U.S. Treasury Bonds, 4.38%, 5/15/40	405,352
625,000	U.S. Treasury Bonds, 3.63%, 8/15/43	763,769
200,000	U.S. Treasury Bonds, 3.63%, 2/15/44	244,547
700,000	U.S. Treasury Bonds, 3.38%, 5/15/44	820,039
130,000	U.S. Treasury Notes, 0.25%, 11/30/15	130,030
600,000	U.S. Treasury Notes, 1.00%, 8/31/16	604,969
200,000	U.S. Treasury Notes, 0.50%, 9/30/16	200,203
1,000,000	U.S. Treasury Notes, 0.38%, 10/31/16	998,750
250,000	U.S. Treasury Notes, 0.50%, 11/30/16	250,117
600,000	U.S. Treasury Notes, 0.88%, 12/31/16	604,078
200,000	U.S. Treasury Notes, 0.75%, 3/15/17 (3)	200,781
1,150,000	U.S. Treasury Notes, 0.88%, 10/15/17	1,153,954
300,000	U.S. Treasury Notes, 0.88%, 11/15/17	300,797
500,000	U.S. Treasury Notes, 0.75%, 12/31/17	499,063
600,000	U.S. Treasury Notes, 1.38%, 12/31/18	605,203
600,000	U.S. Treasury Notes, 1.50%, 3/31/19	607,453
500,000	U.S. Treasury Notes, 3.13%, 5/15/19	537,890
450,000	U.S. Treasury Notes, 1.63%, 6/30/19	456,996
200,000	U.S. Treasury Notes, 1.63%, 12/31/19	202,547
200,000	U.S. Treasury Notes, 1.25%, 1/31/20	198,969
200,000	U.S. Treasury Notes, 1.13%, 4/30/20	197,375
300,000	U.S. Treasury Notes, 2.25%, 4/30/21	311,391
600,000	U.S. Treasury Notes, 2.13%, 6/30/21	617,719
250,000	U.S. Treasury Notes, 1.50%, 1/31/22	246,777
150,000	U.S. Treasury Notes, 1.75%, 2/28/22	150,422
550,000	U.S. Treasury Notes, 2.75%, 2/15/24	589,445

Principal Amount		Value
$100,000	U.S. Treasury Notes, 2.00%, 2/15/25 (3)	$100,633
		14,455,133

	TOTAL U.S. TREASURY OBLIGATIONS (Cost $14,054,120) (17.9%)	14,455,133

SHORT-TERM INVESTMENTS (3.8%)

	MONEY MARKET FUNDS ( 3.8%)
2,261,234	State Street Institutional Liquid Reserves Fund	2,261,234
825,353	State Street Navigator Securities Lending Prime Portfolio (5)	825,353

	TOTAL SHORT-TERM INVESTMENTS (Cost $3,086,587) (3.8%)	3,086,587
	TOTAL INVESTMENT SECURITIES (100.7%) (Cost $79,588,038)	$81,357,194
EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (-0.7%)		(562,468)
NET ASSETS (6) (100%)		$80,794,726
NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($80,794,726 ÷ 5,349,566 shares outstanding)		$15.10

(1)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.
(2)	The rate shown on floating rate and discount securities represents the yield or rate at the end of the reporting period.
(3)	A portion or all of the security was held on loan. As of March 31, 2015, the market value of the securities on loan was $810,093.
(4)	Treasury Inflation Protected Security (TIPS).
(5)
Securities with an aggregate market value of $810,093 were out on loan in exchange for $825,353 of cash collateral as of March 31, 2015. The collateral was invested in a cash collateral reinvestment vehicle.

(6)
For federal income tax purposes, the aggregate cost was $79,588,038, aggregate gross unrealized appreciation was $2,004,323, aggregate gross unrealized depreciation was $235,167 and the net unrealized appreciation was $1,769,156.

FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association.
GMTN	Global Medium Term Note.
GNMA	Government National Mortgage Association.
MTN	Medium Term Note.

6

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

●	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
●	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
●	Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s investments in securities as of March 31, 2015:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Asset-Backed Securities	$-	$2,888,959	$-	$2,888,959
Commercial Mortgage-Backed Securities	-	4,451,077	-	4,451,077
Corporate Bonds & Notes	-	32,969,745	-	32,969,745
Foreign Government Obligations	-	713,550	-	713,550
Long-Term Municipal Securities	-	1,985,564	-	1,985,564
Short-Term Municipal Securities	-	259,570	-	259,570
U.S. Government Agency Obligations	-	20,547,009	-	20,547,009
U.S. Treasury Obligations	-	14,455,133	-	14,455,133
Short-Term Investments	3,086,587	-	-	3,086,587

Total Investments in Securities	$3,086,587	$78,270,607	$-	$81,357,194

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

For the period ended March 31, 2015, there were no transfers between Level 1, Level 2, and Level 3 assets.

The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period (e.g. greater than 1%). An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

For the period ended March 31, 2015, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Fund’s investments by category.

Item 2. Controls and Procedures
(a)
The registrant’s principal executive officer and principal financial officer have concluded that the   registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	May 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed, below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	May 29, 2015